Equity instruments - Disclosure of changes in financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of the year	€ 108,038	€ 120,953
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(2,591)	(3,063)	€ 692
Balance at end of year	85,239	108,038	120,953
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of the year	2,453	2,783	2,863
Net additions (disposals)	(33)	(276)	833
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(497)	(171)	(917)
Changes in the RV hedged with micro-hedging transactions	18	117	4
Balance at end of year	€ 1,941	€ 2,453	€ 2,783